Earnings Per Share (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Weighted average number of ordinary shares options and warrants	$ 794	$ 779	$ 762